Loans - Summary Information Relating to Non-performing Loans (Detail) Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Gross Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income recognized on non-performing loans	₨ 10,884.1	$ 127.4	₨ 9,675.9	₨ 7,738.0